Dividends paid and proposed - Schedule of Gross Dividends Declared and Paid (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Shares [Member]
Disclosure Of Gross Dividends Declared And Paid [Line Items]
Dividends paid, other shares per share	€ 0.25	€ 0.5	€ 0.5
Interim Dividend Paid Per Share	0.25	0.25
Class B Shares [Member]
Disclosure Of Gross Dividends Declared And Paid [Line Items]
Dividends paid, other shares per share	0.1	0.2	€ 0.2
Interim Dividend Paid Per Share	€ 0.1	€ 0.1